DEBT (Details) - USD ($)	1 Months Ended
	Apr. 30, 2016	Apr. 30, 2021	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2016	Dec. 31, 2015
Debt Instrument
Total long-term debt outstanding					$ 1,427,300,000	$ 1,331,100,000
Debt issuance costs					19,300,000	$ 13,700,000
Senior Secured Credit Facility | Term Loan
Debt Instrument
Face amount of debt instrument	$ 650,000,000
Senior Secured Credit Facility | Line of Credit
Debt Instrument
Face amount of debt instrument	$ 800,000,000
Term of debt instrument	5 years
Final balloon payment due	$ 453,000,000
Senior Secured Credit Facility | Line of Credit | LIBOR
Debt Instrument
Variable interest rate	2.50%
Senior Secured Credit Facility | Line of Credit | Revolving Credit Facility
Debt Instrument
Total long-term debt outstanding					$ 125,000,000
Revolving credit facility, maximum borrowing capacity	$ 150,000,000
Forecast | Senior Secured Credit Facility | Line of Credit | Revolving Credit Facility
Debt Instrument
Total long-term debt outstanding		$ 75,000,000
Revolving credit facility, reduction			$ 50,000,000	$ 25,000,000